LONG TERM DEPOSIT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2012
Certificates of Deposit, at Carrying Value		$ 10,000
Certificate Of Deposit Stated Interest Rate	1.75%
Certificate Of Deposit Expiration Date	Mar. 11, 2014